Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 14 – LEASES

On April 4, 2021, the Company signed an amendment to the lease of the Company’s offices in Raanana, Israel, according to which, instead of the additional lease period under the option in the lease, the Company extended the lease period for another five years beginning on September 9, 2021 (the date the current lease period ends) until September 8, 2026 (the “Lease Update”).

According to the Lease Update, the monthly rent for the Company’s offices (excluding parking and management fees) are approximately NIS 79 thousand (approx. $25) in the first two years, NIS 82 thousand (approx. $26) in the third and fourth lease years and NIS 83 thousand (approx. $26) in the fifth year. All the amounts are linked to the Israeli Consumer Price Index.

According to the Lease Update, the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.

At the time of the amendment, the Company updated its lease liability and right-of-use asset in a total amount of approx. $458, which reflects the expected lease term until September 8, 2026.

For the years ended December 31, 2023, 2022 and 2021, operating lease expenses recorded in the Statements of Comprehensive Loss were $375, $357 and $405, respectively.

Future lease payments under operating leases as of December 31, 2023 were as follows:

2024	313
2025	317
2026	219
Total future lease payments	849
Less imputed interest	(40)
Total lease liability balance	809

The weighted average lease term and weighted average discount rate as of December 31, 2023 was as follows:

Operating leases weighted average remaining lease term (in years)	2.7
Operating leases weighted average discount rate	5.1%